                                       May 4, 2000


Securities and Exchange Committee
450 Fifth Street NW
Washington, DC 20549


Re:  HSBC Mutual Funds Trust
     File Nos.: 33-33734/811-6057


        On behalf of HSBC Mutual Funds Trust (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "Securities Act"), I hereby certify that (i) the prospectuses for the Growth and Income Fund, Fixed Income Fund, New York Tax-Free Fund and International Equity Fund and the combined Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A ("Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 1, 2000, accession number 0000950130-00-002428.

        In the event you have any questions regarding this filing, please telephone the undersigned at (212) 373-3539.

                                        Very truly yours,



                                        /s/ Thomas M. Majewski
                                        ----------------------

                                        Thomas M. Majewski